Long Term Payable (Details)					12 Months Ended
	Oct. 27, 2023 USD ($)	Oct. 27, 2023 CNY (¥)	Feb. 07, 2023 USD ($)	Feb. 07, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2023 CNY (¥)	Oct. 26, 2023 USD ($)	Oct. 26, 2023 CNY (¥)	Sep. 22, 2023 USD ($)	Sep. 22, 2023 CNY (¥)	Nov. 04, 2022 USD ($)	Nov. 04, 2022 CNY (¥)
Long Term Payable (Details) [Line Items]
Loan amount					$ 4,710,644		$ 3,706,628					$ 2,816,941	¥ 20,000,000
Implied interest rate					11.98%	11.98%
Outstanding balance					$ 3,403,003
Outstanding long term facility										$ 7,042,353	¥ 50,000,000
Sales and leaseback	$ 2,112,706	¥ 15,000,000	$ 2,816,941	¥ 20,000,000
Debt interest rate percent	9.13%	9.13%	9.61%	9.61%
Current portion					4,710,644		3,706,628
Non-current portion					373,734
Plant and equipment at original cost					2,946,153				¥ 20,917,392
Long-term facility (in Yuan Renminbi) | ¥						¥ 20,000,000
Account receivable
Debt financing current portion					1,001,141
Debt financing non current portion					903,750
Other Capitalized Property Plant and Equipment [Member]
Long Term Payable (Details) [Line Items]
Plant and equipment at original cost					2,112,706				15,000,000
SDH and Mr. Haiping Hu [Member]
Long Term Payable (Details) [Line Items]
Repaid amount							338,608
Outstanding balance					598,112
Current portion					598,112
Non-current portion
Sunrise Guizhou [Member]
Long Term Payable (Details) [Line Items]
Loan amount														$ 5,633,882	¥ 40,000,000
Repaid amount					2,066,738	15,259,317	549,181
Outstanding balance					1,787,700		5,191,056
Current portion					1,697,425		1,721,944
Non-current portion					1,705,578		3,469,112
Outstanding long term facility					6,749,067				47,917,699
Interest rate														1.55%	1.55%
Principal payments					1,147,378	8,124,466
Current portion					1,413,966
Debt financing arrangement amount					188,597				1,335,438
Sunrise Guizhou [Member] | Maximum [Member]
Long Term Payable (Details) [Line Items]
Repaid amount | ¥						¥ 14,634,365
Sunrise Guizhou [Member] | Minimum [Member]
Long Term Payable (Details) [Line Items]
Repaid amount | ¥								¥ 3,693,843
Far East [Member]
Long Term Payable (Details) [Line Items]
Repaid amount					2,154,997			¥ 2,277,510
Outstanding balance							2,594,415
Current portion							1,984,684
Non-current portion							$ 609,731
Outstanding long term facility					5,383,687				¥ 38,223,638
China Power Investment Ronghe Financial Leasing Co., Ltd. (“Ronghe”) [Member]
Long Term Payable (Details) [Line Items]
Outstanding balance					$ 1,904,891